Not FDIC Insured May Lose Value No Bank Guarantee
TLEMF-Q3PH

Schedule of Investments
(unaudited)
Templeton Emerging Markets Fund 2
Notes to Schedule of Investments 6

Templeton Emerging Markets Fund
Schedule of Investments (unaudited), May 31, 2024
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 92.8%
Brazil 2.5%
a
Hypera SA ..................... Pharmaceuticals 136,038 $ 703,410
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 723,907 1,233,913
TOTVS SA ..................... Software 135,558 741,461
Vale SA ........................ Metals & Mining 231,595 2,787,564
5,466,348
Cambodia 0.2%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 743,786 380,779
Chile 0.9%
b
Banco Santander Chile , ADR ....... Banks 103,137 1,947,227
China 23.9%
Alibaba Group Holding Ltd. ......... Broadline Retail 897,715 8,765,828
Alibaba Group Holding Ltd. , ADR .... Broadline Retail 4,330 339,212
c
BAIC Motor Corp. Ltd. , H , 144A , Reg S Automobiles 360,000 102,839
a
Baidu, Inc. , A .................... Interactive Media & Services 237,340 2,876,105
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd. , A ........... Construction Materials 295,943 602,306
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 1,254,571 990,219
c
Budweiser Brewing Co. APAC Ltd. ,
144A , Reg S .................. Beverages 1,073,845 1,363,321
China Merchants Bank Co. Ltd. , A .... Banks 5,700 26,964
China Merchants Bank Co. Ltd. , H .... Banks 769,204 3,446,565
China Resources Building Materials
Technology Holdings Ltd. ......... Construction Materials 2,723,222 489,149
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 870,604 603,552
a,b
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 48,253 1,086,658
c
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 732,186 357,028
Guangzhou Tinci Materials Technology
Co. Ltd. , A .................... Chemicals 339,228 914,846
Haier Smart Home Co. Ltd. , D ....... Household Durables 710,943 1,219,808
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 518,589 676,390
JD.com, Inc. , A .................. Broadline Retail 11,101 164,557
a,c
Kuaishou Technology , 144A , Reg S ... Interactive Media & Services 147,260 1,051,528
a,c
Meituan Dianping , B , 144A , Reg S ... Hotels, Restaurants & Leisure 69,247 943,578
NetEase, Inc. ................... Entertainment 84,434 1,501,565
Ping An Bank Co. Ltd. , A ........... Banks 752,652 1,153,764
Ping An Insurance Group Co. of China
Ltd. , H ....................... Insurance 441,337 2,244,771
Prosus NV ..................... Broadline Retail 209,489 7,606,191
Tencent Holdings Ltd. ............. Interactive Media & Services 205,712 9,543,780
Uni-President China Holdings Ltd. .... Food Products 2,231,996 1,957,904
Weifu High-Technology Group Co. Ltd. ,
B ........................... Automobile Components 269,612 425,430
a,c
Wuxi Biologics Cayman, Inc. , 144A , Reg
S ........................... Life Sciences Tools & Services 636,896 913,785
51,367,643
Hong Kong 1.7%
Techtronic Industries Co. Ltd. ....... Machinery 293,247 3,607,478
Hungary 1.0%
Richter Gedeon Nyrt. ............. Pharmaceuticals 89,618 2,271,021

Templeton Emerging Markets Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
India 12.3%
ACC Ltd. ....................... Construction Materials 52,056 $ 1,589,780
Bajaj Holdings & Investment Ltd. ..... Financial Services 18,318 1,746,606
Federal Bank Ltd. ................ Banks 896,458 1,744,877
HDFC Bank Ltd. ................. Banks 297,704 5,469,249
ICICI Bank Ltd. .................. Banks 812,492 10,922,281
Infosys Ltd. ..................... IT Services 128,090 2,171,575
Natco Pharma Ltd. ............... Pharmaceuticals 21,918 262,985
a
One 97 Communications Ltd. ....... Financial Services 236,136 1,020,687
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 660,922 1,422,440
26,350,480
Indonesia 0.5%
Astra International Tbk. PT ......... Industrial Conglomerates 3,802,090 1,005,694
Italy 0.5%
a,b,c
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 34,476 1,016,883
Mexico 2.2%
Grupo Financiero Banorte SAB de CV ,
O ........................... Banks 456,986 4,346,732
a,c
Nemak SAB de CV , 144A , Reg S .... Automobile Components 1,497,103 291,208
4,637,940
Peru 0.4%
Intercorp Financial Services, Inc. ..... Banks 35,551 855,713
Philippines 0.4%
BDO Unibank, Inc. ............... Banks 373,532 828,867
Russia 0.0%
d,e
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 86,387 —
a,d,e
Sberbank of Russia PJSC .......... Banks 1,014,728 —
—
South Africa 1.4%
Discovery Ltd. ................... Insurance 301,302 1,759,874
Netcare Ltd. .................... Health Care Providers & Services 2,265,313 1,365,360
3,125,234
South Korea 19.1%
Doosan Bobcat, Inc. .............. Machinery 63,626 2,663,919
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 42,245 1,206,594
KT Skylife Co. Ltd. ............... Media 45,931 178,543
LG Corp. ....................... Industrial Conglomerates 69,111 4,071,598
a
LigaChem Biosciences, Inc. ........ Life Sciences Tools & Services 14,203 659,467
NAVER Corp. ................... Interactive Media & Services 43,223 5,357,718
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 234,431 12,436,492
Samsung Life Insurance Co. Ltd. ..... Insurance 94,326 5,770,789
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 12,356 3,380,101
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 27,404 3,780,714
Soulbrain Co. Ltd. ................ Chemicals 6,953 1,665,734
41,171,669
Taiwan 18.6%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 943,687 5,012,760
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 146,571 5,598,461

Templeton Emerging Markets Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,085,846 $ 27,735,220
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 75,622 1,548,418
39,894,859
Thailand 2.9%
Kasikornbank PCL ............... Banks 773,598 2,755,936
Kiatnakin Phatra Bank PCL ......... Banks 534,625 741,272
Minor International PCL ............ Hotels, Restaurants & Leisure 1,468,547 1,228,594
a
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 3,027,937 696,475
Thai Beverage PCL ............... Beverages 2,211,443 812,047
6,234,324
United Arab Emirates 0.8%
Emirates Central Cooling Systems Corp. Water Utilities 2,589,036 1,078,471
a
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 1,578,660 657,596
1,736,067
United Kingdom 0.4%
Unilever plc ..................... Personal Care Products 15,236 834,534
United States 3.1%
Cognizant Technology Solutions Corp. ,
A ........................... IT Services 44,865 2,967,820
Genpact Ltd. .................... Professional Services 110,858 3,664,965
6,632,785
Total Common Stocks (Cost $ 156,625,902 ) .....................................
199,365,545
a
Preferred Stocks 6.3%
Brazil 6.3%
Banco Bradesco SA , ADR .......... Banks 1,278,669 3,145,526
f
Itau Unibanco Holding SA , ADR , 3.31 % Banks 710,707 4,257,135
f
Petroleo Brasileiro SA , 10.53% ...... Oil, Gas & Consumable Fuels 838,976 6,197,948
13,600,609
Total Preferred Stocks (Cost $ 12,193,787 ) ......................................
13,600,609
Rights
a a
Rights 0.0%
†
Brazil 0.0%
†
a
Oncoclinicas do Brasil Servicos Medicos
SA , 6/26/24 ................... Health Care Providers & Services 164,329 939
Total Rights (Cost $ – ) ........................................................
939
Shares
a a a
Escrows and Litigation Trusts 0.0%
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 38,214 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 168,819,689 ) ...............................
212,967,093

Templeton Emerging Markets Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 9 .
Short Term Investments 3.7%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 3.7%
United States 3.7%
g,h
Institutional Fiduciary Trust - Money
Market Portfolio , 5.006% ......... 7,844,885 $ 7,844,885
Total Money Market Funds (Cost $ 7,844,885 ) ...................................
7,844,885
a a a a a
Total Short Term Investments (Cost $ 7,844,885 ) .................................
7,844,885
a a a
Total Investments (Cost $ 176,664,574 ) 102.8% ..................................
$220,811,978
Credit Facility (2.3) % .........................................................
(5,000,000)
Other Assets, less Liabilities (0.5) % ...........................................
(901,611)
Net Assets 100.0% ...........................................................
$214,910,367
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at May 31, 2024.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $6,040,170, representing 2.8% of net assets.
d
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
e
See Note 3 regarding restricted securities.
f
Variable rate security. The rate shown represents the yield at period end.
g
See Note 4 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Templeton Emerging Markets Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Emerging Markets Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-
end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Emerging Markets Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At May 31, 2024, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2024, the Fund held investments in affiliated management investment companies as follows:
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Shares Issuer
Acquisition
Date Cost Value
Templeton Emerging Markets Fund
86,387 LUKOIL PJSC .............................. 2/17/99 - 9/13/21 $ 779,861 $ —
1,014,728 Sberbank of Russia PJSC ..................... 2/24/17 - 1/09/19 2,898,414 —
Total Restricted Securities (Value is —% of Net Assets) .............. $3,678,275 $—
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $16,401,348 $25,436,088 $(33,992,551) $— $— $7,844,885 7,844,885 $313,763
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $— $573,360 $(573,360) $— $— $— — $651
Total Affiliated Securities ... $16,401,348 $26,009,448 $(34,565,911) $— $— $7,844,885 $314,414
2. Financial Instrument Valuation
(continued)

Templeton Emerging Markets Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 5,466,348 $ — $ — $ 5,466,348
Cambodia ............................ — 380,779 — 380,779
Chile ................................ 1,947,227 — — 1,947,227
China ............................... 5,705,402 45,662,241 — 51,367,643
Hong Kong ........................... — 3,607,478 — 3,607,478
Hungary ............................. 2,271,021 — — 2,271,021
India ................................ 1,020,687 25,329,793 — 26,350,480
Indonesia ............................ — 1,005,694 — 1,005,694
Italy ................................. — 1,016,883 — 1,016,883
Mexico .............................. 4,637,940 — — 4,637,940
Peru ................................ 855,713 — — 855,713
Philippines ............................ 828,867 — — 828,867
Russia ............................... — — —
a
—
South Africa ........................... 1,759,874 1,365,360 — 3,125,234
South Korea .......................... — 41,171,669 — 41,171,669
Taiwan ............................... — 39,894,859 — 39,894,859
Thailand ............................. — 6,234,324 — 6,234,324
United Arab Emirates .................... 1,736,067 — — 1,736,067
United Kingdom ........................ — 834,534 — 834,534
United States .......................... 6,632,785 — — 6,632,785
Preferred Stocks ........................ 13,600,609 — — 13,600,609
Rights ................................ 939 — — 939
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 7,844,885 — — 7,844,885
Total Investments in Securities ........... $54,308,364 $166,503,614
c
$— $220,811,978
a
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at  May 31, 2024.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $166,503,614, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
5. Fair Value Measurements
(continued)

Templeton Emerging Markets Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.